                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2001

Check here if Amendment  [   ]; Amendment Number:
         This Amendment (Check only one):  [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Alleghany Corporation
Address:          375 Park Avenue
                  New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter R. Sismondo
Title:            Vice President, Controller, Treasurer and Assistant Secretary
Phone:            212-752-1356

Signature, Place, and Date of Signing:


   /s/Peter R. Sismondo        New York, NY                  August 6, 2001
--------------------------------------------------------------------------------
       [Signature]            [City, State]                      [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               1
Form 13F Information Table Entry Total:          6
Form 13F Information Table Value Total:   $614,212
                                        (thousands)

List of Other Included Managers:

      No.     Form 13F File Number                   Name

      2                                     Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 06/30/2001

         COLUMN 1 & 2                 COLUMN 3   COLUMN 4          COLUMN 5              COLUMN 6       COLUMN 7     COLUMN 8
                                                                                     INVESTMENT                      VOTING
NAME OF ISSUER AND TITLE OF CLASS      CUSIP     MARKET     SHRS OR   SH/  PUT/      DISCRETION         MANAGER     AUTHORITY
                                                 VALUE      PRIN AMT  PRN  CALL  SOLE   SHRD  OTHER              SOLE  SHRD   NONE
                                                (X 1000)                          (A)    (B)    (C)               (A)    (B)   (C)
ARCH COAL                            039380100    23,283      900,000 SH                  X                2              X
BURLINGTON NORTHERN SANTA FE CORP    12189T104   462,052   15,249,242 SH           X                       1       X
BURLINGTON NORTHERN SANTA FE CORP    12189T104    81,810    2,700,000 SH                  X                2              X
HOMESTAKE MINING CO                  437614100     2,376      300,000 SH           X                       1       X
OHIO CASUALTY CORP                   677240103    32,375    2,500,000 SH                  X                2              X
SAFECO CORP                          786429100    12,316      417,500 SH                  X                2              X


GRAND TOTAL                                      614,212   22,066,742



                                                                               1